UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07666

Name of Fund: BlackRock Investment Quality Municipal Income Trust (RFA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Investment Quality Municipal Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 0.7%
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	$90	$91,582

California — 18.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	195	212,308
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/39	130	139,359
St. Joseph Health System, 5.75%, 7/01/39	195	202,728
California State Public Works Board, RB, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	300	317,628
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/35	395	404,709
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	250	267,800
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	240	253,615
San Francisco City & County Airports Commission, Refunding RB, 2nd Series A-3, AMT, 6.75%, 5/01/19 (a)	500	522,390
State of California, GO, Various Purpose, 6.00%, 3/01/33	185	203,631

		2,524,168

Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	155	164,377

Florida — 7.3%
Arborwood Community Development District, Special Assessment Bonds, Master Infrastructure Projects, Series B, 5.10%, 5/01/14	210	153,701

Municipal Bonds	Par (000)	Value

Florida (concluded)
City of Boynton Beach Florida, Refunding RB (FGIC), 6.25%, 11/01/20 (b)	$170	$207,845
County of St. John’s Florida, RB, CAB (AMBAC), 5.40%, 6/01/32 (c)	540	159,862
New River Community Development District, Special Assessment Bonds, Series B, 5.00%, 5/01/13 (d)(e)	250	99,950
Village Center Community Development District, RB, Series A (NPFGC), 5.00%, 11/01/32	450	384,462

		1,005,820

Georgia — 6.8%
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	350	368,382
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	500	567,210

		935,592

Illinois — 3.5%
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	250	272,647
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	195	203,167

		475,814

Indiana — 2.6%
Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	335	361,978

Kansas — 1.9%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	250	264,245

Kentucky — 4.1%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	100	102,800

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	APRIL 30, 2010	1

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kentucky (concluded)
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	$220	$241,752
Louisville/Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	215	223,230

		567,782

Massachusetts — 3.8%
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	250	253,885
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	250	270,455

		524,340

Michigan — 4.8%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	250	270,830
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	325	383,607

		654,437

Nebraska — 0.3%
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	45	45,113

Nevada — 10.1%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	250	276,130
County of Clark Nevada, GO, Refunding, Transportation, Series A, 5.00%, 12/01/29	330	342,200
County of Clark Nevada, RB:
Motor Vehicle Fuel Tax, 5.00%, 7/01/28	300	308,877
Series B, 5.75%, 7/01/42	440	466,061

		1,393,268

New Jersey — 7.4%
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Series A, AMT, 5.70%, 10/01/39	175	178,724
School Facilities Construction, Series AA, 5.50%, 12/15/29	250	271,057
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	165	170,089
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	190	208,493

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	$200	$191,028

		1,019,391

New York — 8.0%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	255	260,424
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	250	265,405
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	300	324,045
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	225	244,480

		1,094,354

North Carolina — 0.7%
City of Charlotte North Carolina, Refunding RB, Series A, 5.50%, 7/01/34	25	26,579
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	65	67,450

		94,029

Pennsylvania — 5.7%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	324,291
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.15%, 4/01/38	200	204,480
Pennsylvania Turnpike Commission, RB, Sub-Series C (AGC), 6.25%, 6/01/38	215	248,134

		776,905

Texas — 10.4%
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	85	90,572
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	140	151,767
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, B, 7.13%, 12/01/31	250	281,130
Lower Colorado River Authority, RB, 5.75%, 5/15/28	120	127,585
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	250	270,532
Tarrant County Cultural Education Facilities Finance Corp., RB, Ascension Health Senior Credit Group, 5.00%, 11/15/29	240	246,036

2	BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Note Mobility, 6.88%, 12/31/39	$250	$261,180

		1,428,802

Virginia — 2.1%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	250	288,932

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	245	250,949

Wyoming — 1.4%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	180	190,303

Total Municipal Bonds – 103.0%		14,152,181

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

California — 15.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18	300	321,696
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	699	784,571
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	60	61,056
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	615	660,117
University of California, RB, Series O, 5.75%, 5/15/34	210	235,786

		2,063, 226

District of Columbia — 4.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	195	218,919
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	300	323,660

		542,579

Florida — 6.3%
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC), 5.50%, 10/01/38	280	283,481

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

Florida (concluded)
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (GNMA), 6.00%, 9/01/40	$330	$357,337
Manatee County Housing Finance Authority, RB, Series A, AMT (GNMA), 5.90%, 9/01/40	220	229,105

		869,923

Illinois — 5.3%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	400	461,868
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	250	271,574

		733,442

Nevada — 4.1%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	500	559,825

New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	165	179,055

New York — 4.0%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	240	271,485
Series FF-2, 5.50%, 6/15/40	255	283,507

		554,992

Ohio — 1.7%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38 (g)	230	236,076

South Carolina — 4.0%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	510	555,410

Texas — 5.4%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	300	326,914
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	400	416,080

		742,994

Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	130	137,592

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 52.1%		7,175,114

BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	APRIL 30, 2010	3

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Income Trust (RFA)
(Percentages shown are based on Net Assets)

		Value

Total Long-Term Investments (Cost – $20,319,584) – 155.1%		$21,327,295

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.25% (h)(i)	176,003	176,003

Total Short-Term Securities (Cost – $176,003) – 1.3%		176,003

Total Investments (Cost – $20,495,587*) – 156.4%		21,503,298
Other Assets Less Liabilities – 4.2%		570,405
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (27.3)%		(3,751,422)
Preferred Shares, at Redemption Value – (33.3)%		(4,575,604)

Net Assets Applicable to Common Shares – 100.0%		$13,746,677

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$16,678,638

Gross unrealized appreciation	$1,295,661
Gross unrealized depreciation	(222,423)

Net unrealized appreciation	$1,073,238

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Securities	$236,076	$2,126

(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at July 31, 2009	Net Activity	Shares Held at April 30, 2010	Income

FFI Institutional Tax-Exempt Fund	100,105	75,898	176,003	$519

Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$21,327,295	—	$21,327,295
Short-Term Securities	$176,003	—	—	176,003

Total	$176,003	$21,327,295	—	$21,503,298

[1]	See above Schedule of Investments for values in each state or political subdivision.

4	BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	APRIL 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Income Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Investment Quality Municipal Income Trust

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Income Trust

Date: June 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Income Trust

Date: June 28, 2010